SUBSEQUENT EVENTS (Details) - USD ($)																9 Months Ended		12 Months Ended
	Dec. 19, 2025	Nov. 18, 2025	Nov. 04, 2025	Sep. 15, 2025	Aug. 13, 2025	Aug. 08, 2025	Jun. 13, 2025	May 13, 2025	Mar. 12, 2025	Feb. 12, 2025	Jan. 17, 2025	Dec. 13, 2024	Nov. 13, 2024	Oct. 12, 2024	Dec. 12, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
SUBSEQUENT EVENTS
Cash deposited in trust account																$ 434,801	$ 450,000	$ 594,934	$ 1,330,000
Amended and Restated Extension Promissory Note
SUBSEQUENT EVENTS
Cash deposited in trust account				$ 48,311	$ 48,311	$ 48,311	$ 48,311	$ 48,311	$ 48,311	$ 48,311	$ 48,311	$ 48,311	$ 48,311	$ 48,311	$ 50,000
Subsequent event
SUBSEQUENT EVENTS
Cash deposited in trust account	$ 28,042	$ 28,042	$ 28,042						48,311	48,311
Subsequent event | Amended and Restated Extension Promissory Note
SUBSEQUENT EVENTS
Cash deposited in trust account									$ 48,311	$ 48,311	$ 48,311